                           AIM COUNSELOR SERIES TRUST

                   AIM Floating Rate Fund -- Class A, C and R
                AIM Structured Core Fund -- Class A, B, C and R AIM Structured Growth Fund -- Class A, B, C and R AIM Structured Value Fund -- Class A, B, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated December 29, 2006

             AIM Select Real Estate Income Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated March 12, 2007

                                AIM EQUITY FUNDS

          AIM Capital Development Fund -- Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                 AIM Constellation Fund -- Class A, B, C and R
         AIM Large Cap Basic Value Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

                         AIM INTERNATIONAL MUTUAL FUNDS

       AIM International Core Equity Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM INVESTMENT FUNDS

                        AIM China Fund- Class A, B and C
            AIM Global Health Care Fund -- Class A, B, C and Investor
                       AIM Japan Fund -- Class A, B and C
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

             AIM International Total Return Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
                         as supplemented April 10, 2007

                    AIM LIBOR Alpha Fund -- Class A, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
               as supplemented March 28, 2007 and April 24, 2007

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
             as supplemented December 13, 2006 and January 25, 2007

                AIM High Yield Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
              as supplemented December 20, 2006 and April 13, 2007

                AIM Income Fund -- Class A, B, C, R and Investor
                  AIM Short Term Bond Fund -- Class A, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated November 17, 2006
                         as supplemented April 13, 2007

              AIM Limited Maturity Treasury Fund -- Class A and A3
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                 as supplemented April 13, 2007 and May 1, 2007

  AIM Money Market Fund -- AIM Cash Reserve Shares, Class B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                      Prospectuses dated November 11, 2006

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
           AIM Financial Services Fund -- Class A, B, C and Investor
          AIM Gold & Precious Metals Fund -- Class A, B, C and Investor
               AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006,

                AIM Technology Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                               and March 12, 2007

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                           as supplemented May 1, 2007

                    AIM S&P 500 Index Fund -- Investor Class
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006

                     AIM SUMMIT FUND -- Class A, B, C and P
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006
                               and March 23, 2007

                AIM Tax-Exempt Cash Fund -- Class A and Investor
                AIM Tax-Free Intermediate Fund -- Class A and A3
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006

                          AIM TREASURER'S SERIES TRUST

                       Premier Portfolio -- Investor Class
                 Premier Tax-Exempt Portfolio -- Investor Class
            Premier U.S. Government Money Portfolio -- Investor Class
                      Supplement dated June 29, 2007 to the
                       Prospectus dated December 14, 2006
                        as supplemented December 29, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

 AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A, B, C, R AND INVESTOR CLASS SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated November 17, 2007
                         as supplemented April 13, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       CLASS A         CLASS B       CLASS C       CLASS R     INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                     4.75%           None           None          None           None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever
is less)                                                None(1)         5.00%         1.00%         None(1)         None
------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      CLASS A         CLASS B       CLASS C       CLASS R     INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
Management Fees                                         0.42%           0.42%          0.42%         0.42%          0.42%
Distribution and/or Service (12b-1) Fees                0.25            1.00           1.00          0.50           0.18
      Interest Expense                                  0.14            0.14           0.14          0.14           0.14
      Other Expenses                                    0.42            0.42           0.42          0.42           0.42
Total Other Expenses                                    0.56            0.56           0.56          0.56           0.56
Total Annual Fund Operating Expenses                    1.23            1.98           1.98          1.48           1.16

      (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Shares Class-Sales Charges."

      (2) There is no guarantee that actual expenses will be the same as those shown in the table.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                              $594      $847      $1,119       $1,893
Class B                               701       921       1,268        2,113(1)
Class C                               301       621       1,068        2,306
Class R                               151       468        808         1,768
Investor Class                        118       368        638         1,409
--------------------------------------------------------------------------------

      You would pay the following expenses if you did not redeem your shares:


                                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                              $594      $847      $1,119       $1,893
Class B                               201       621       1,068        2,113(1)
Class C                               201       621       1,068        2,306
Class R                               151       468        808         1,768
Investor Class                        118       368        638         1,409
--------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 5 and 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
-------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.23%        1.23%       1.23%       1.23%       1.23%
Cumulative
Return Before
Expenses                5.00%       10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses               (1.16%)       2.57%       6.43%      10.45%      14.61%
End of Year
Balance            $9,884.09   $10,256.72  $10,643.40  $11,044.66  $11,461.04
Estimated
Annual Expenses      $594.37      $123.87     $128.54     $133.38     $138.41
-------------------------------------------------------------------------------

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.23%       1.23%       1.23%       1.23%       1.23%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               18.93%      23.41%      28.07%      32.90%      37.91%
End of Year
Balance           $11,893.12  $12,341.49  $12,806.77  $13,289.58  $13,790.60
Estimated
Annual Expenses      $143.63     $149.04     $154.66     $160.49     $166.54
----------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
-----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.23%       1.23%       1.23%       1.23%       1.23%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.77%       7.68%      11.74%      15.95%      20.33%
End of Year
Balance           $10,377.00  $10,768.21  $11,174.17  $11,595.44  $12,032.59
Estimated
Annual Expenses      $125.32     $130.04     $134.95     $140.03     $145.31
-----------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.23%       1.23%       1.23%       1.23%       1.23%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               24.86%      29.57%      34.45%      39.52%      44.78%
End of Year
Balance           $12,486.22  $12,956.95  $13,445.42  $13,952.32  $14,478.32
Estimated
Annual Expenses      $150.79     $156.48     $162.37     $168.50     $174.85
----------------------------------------------------------------------------

CLASS B(2)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.98%       1.98%       1.98%       1.98%       1.98%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.02%       6.13%       9.34%      12.64%      16.04%
End of Year
Balance           $10,302.00  $10,613.12  $10,933.64  $11,263.83  $11,604.00
Estimated
Annual Expenses      $200.99     $207.06     $213.31     $219.75     $226.39
------------------------------------------------------------------------------

CLASS B(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.98%       1.98%       1.98%       1.23%       1.23%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               19.54%      23.15%      26.87%      31.66%      36.62%
End of Year
Balance           $11,954.44  $12,315.47  $12,687.39  $13,165.71  $13,662.05
Estimated
Annual Expenses      $233.23     $240.27     $247.53     $159.00     $164.99
----------------------------------------------------------------------------

CLASS C(2)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.98%       1.98%       1.98%       1.98%       1.98%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.02%       6.13%       9.34%      12.64%      16.04%
End of Year
Balance           $10,302.00  $10,613.12  $10,933.64  $11,263.83  $11,604.00
Estimated
Annual Expenses      $200.99     $207.06     $213.31     $219.75     $226.39
------------------------------------------------------------------------------

CLASS C(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.98%       1.98%       1.98%       1.98%       1.98%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               19.54%      23.15%      26.87%      30.71%      34.65%
End of Year
Balance           $11,954.44  $12,315.47  $12,687.39  $13,070.55  $13,465.28
Estimated
Annual Expenses      $233.23     $240.27     $247.53     $255.00     $262.70
----------------------------------------------------------------------------

CLASS R             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.48%       1.48%       1.48%       1.48%       1.48%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.52%       7.16%      10.94%      14.84%      18.88%
End of Year
Balance           $10,352.00  $10,716.39  $11,093.61  $11,484.10  $11,888.34
Estimated
Annual Expenses      $150.60     $155.91     $161.39     $167.08     $172.96
------------------------------------------------------------------------------

CLASS R             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.48%       1.48%       1.48%       1.48%       1.48%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               23.07%      27.40%      31.88%      36.53%      41.33%
End of Year
Balance           $12,306.81  $12,740.01  $13,188.46  $13,652.69  $14,133.27
Estimated
Annual Expenses      $179.04     $185.35     $191.87     $198.62     $205.62
----------------------------------------------------------------------------

INVESTOR CLASS      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.16%       1.16%       1.16%       1.16%       1.16%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.84%       7.83%      11.97%      16.27%      20.73%
End of Year
Balance           $10,384.00  $10,782.75  $11,196.80  $11,626.76  $12,073.23
Estimated
Annual Expenses      $118.23     $122.77     $127.48     $132.38     $137.46
------------------------------------------------------------------------------

INVESTOR CLASS      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.16%       1.16%       1.16%       1.16%       1.16%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               25.37%      30.18%      35.18%      40.37%      45.76%
End of Year
Balance           $12,536.84  $13,018.25  $13,518.16  $14,037.25  $14,576.28
Estimated
Annual Expenses      $142.74     $148.22     $153.91     $159.82     $165.96
----------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 8 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

        AIM LIMITED MATURITY TREASURY FUND - CLASS A AND A3 CLASS SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated November 17, 2006
                 as supplemented April 13, 2007 and May 1, 2007


The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

         o Your account balance in the fund paying the dividend or distribution must be at least $5,000; and
         o Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following paragraph shall be added on page A-14 of the Prospectus under the heading "EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES" after the paragraphs entitled "MONEY MARKET FUNDS".

"AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such fund's shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund's yield could be negatively impacted.

   The Board does not believe that it is appropriate to adopt any such policies and procedures for the fund for the following reasons:

         o Many investors useAIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
         o One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such fund."

                  AIM REAL ESTATE FUND -- CLASS A, B, C, R AND
                              INVESTOR CLASS SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated November 17, 2006
    as supplemented December 8, 2006, December 13, 2006 and January 25, 2007


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                 CLASS A     CLASS B     CLASS C     CLASS R     INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)               4.75%        None       None        None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                         None(1)       5.00%      1.00%       None(1)         None
-----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                CLASS A     CLASS B     CLASS C     CLASS R     INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------
Management Fees(3)                                 0.73%       0.73%       0.73%       0.73%          0.73%
Distribution and/or Service (12b-1) Fees           0.25        1.00        1.00        0.50           0.23
Other Expenses                                     0.31        0.31        0.31        0.31           0.31
Total Annual Fund Operating Expenses               1.29        2.04        2.04        1.54           1.27

----------

      (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Shares Class-Sales Charges."

      (2) There is no guarantee that actual expenses will be the same as those shown in the table.

      (3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A        $674      $936      $1,219       $2,021
Class B         707       940       1,298        2,176(1)
Class C         307       640       1,098        2,369
Class R         157       486         839        1,834
Investor
Class           129       403         697        1,534
-------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A        $674      $936      $1,219       $2,021
Class B         207       640       1,098        2,176(1)
Class C         207       640       1,098        2,369
Class R         157       486         839        1,834
Investor
Class           129       403         697        1,534
-------------------------------------------------------

----------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 5 and 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:
      - You invest $10,000 in the fund and hold it for the entire 10-year period;
      - Your investment has a 5% return before expenses each year;
      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
      - There is no sales charge on reinvested dividends.
      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.29%        1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses         (1.99%)       1.64%       5.41%       9.32%      13.38%      17.59%      21.95%      26.47%      31.16%      36.03%
End of
Year
Balance     $ 9,800.60   $10,164.20  $10,541.29  $10,932.37  $11,337.96  $11,758.60  $12,194.84  $12,647.27  $13,116.49  $13,603.11
Estimated
Annual
Expenses    $   674.17   $   128.77  $   133.55  $   138.51  $   143.64  $   148.97  $   154.50  $   160.23  $   166.18  $   172.34
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.29%        1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%       1.29%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          3.71%        7.56%      11.55%      15.69%      19.98%      24.43%      29.05%      33.83%      38.80%      43.95%
End of
Year
Balance     $10,371.00   $10,755.76  $11,154.80  $11,568.65  $11,997.84  $12,442.96  $12,904.60  $13,383.36  $13,879.88  $14,394.82
Estimated
Annual
Expenses    $   131.39   $   136.27  $   141.32  $   146.57  $   152.00  $   157.64  $   163.49  $   169.56  $   175.85  $   182.37
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)    YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.04%        2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       1.29%       1.29%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          2.96%        6.01%       9.15%      12.38%      15.70%      19.13%      22.65%      26.28%      30.97%      35.83%
End of
Year
Balance     $10,296.00   $10,600.76  $10,914.54  $11,237.61  $11,570.25  $11,912.73  $12,265.34  $12,628.40  $13,096.91  $13,582.81
Estimated
Annual
Expenses    $   207.02   $   213.15  $   219.46  $   225.95  $   232.64  $   239.53  $   246.62  $   253.92  $   165.93     $172.08
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)    YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.04%        2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%       2.04%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          2.96%        6.01%       9.15%      12.38%      15.70%      19.13%      22.65%      26.28%      30.02%      33.87%
End of
Year
Balance     $10,296.00   $10,600.76  $10,914.54  $11,237.61  $11,570.25  $11,912.73  $12,265.34  $12,628.40  $13,002.20  $13,387.06
Estimated
Annual
Expenses    $   207.02   $   213.15  $   219.46  $   225.95  $   232.64  $   239.53  $   246.62  $   253.92  $   261.43  $   269.17
------------------------------------------------------------------------------------------------------------------------------------

CLASS R       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.54%        1.54%       1.54%       1.54%       1.54%       1.54%       1.54%       1.54%       1.54%       1.54%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          3.46%        7.04%      10.74%      14.58%      18.54%      22.64%      26.88%      31.27%      35.82%      40.52%
End of
Year
Balance     $10,346.00   $10,703.97  $11,074.33  $11,457.50  $11,853.93  $12,264.08  $12,688.41  $13,127.43  $13,581.64  $14,051.57
Estimated
Annual
Expenses    $   156.66   $   162.08  $   167.69  $   173.50  $   179.50  $   185.71  $   192.13  $   198.78  $   205.66  $   212.78

INVESTOR
CLASS         YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.27%        1.27%       1.27%       1.27%       1.27%       1.27%       1.27%       1.27%       1.27%       1.27%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          3.73%        7.60%      11.61%      15.78%      20.09%      24.57%      29.22%      34.04%      39.04%      44.23%
End of
Year
Balance     $10,373.00   $10,759.91  $11,161.26  $11,577.57  $12,009.42  $12,457.37  $12,922.03  $13,404.02  $13,903.99  $14,422.61
Estimated
Annual
Expenses    $   129.37   $   134.19  $   139.20  $   144.39  $   149.78  $   155.36  $   161.16  $   167.17  $   173.41  $   179.87

----------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 8 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

            AIM TOTAL RETURN BOND FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated November 17, 2006
                         as supplemented April 13, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------
(fees paid directly from
your investment)                              CLASS A          CLASS B        CLASS C       CLASS R
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)            4.75%            None            None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                       None(1)          5.00%          1.00%         None(1)


ANNUAL FUND OPERATING EXPENSES(2)
----------------------------------
(expenses that are deducted
from fund assets)                             CLASS A          CLASS B        CLASS C       CLASS R
-----------------------------------------------------------------------------------------------------
Management Fees                                0.50%            0.50%           0.50%         0.50%
Distribution and/or Service (12b-1) Fees       0.25             1.00            1.00          0.50
Other Expenses                                 0.56             0.56            0.56          0.56
Total Annual Fund Operating Expenses           1.31             2.06            2.06          1.56
Fee Waiver(3)                                  0.30             0.30            0.30          0.30
Net Annual Fund Operating Expenses             1.01             1.76            1.76          1.26


----------

(1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Share Class-Sales Charges."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Through at least June 30, 2008, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 1.00%, 1.75%, 1.75% and 1.25% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales changes (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


            1 YEAR    3 YEARS    5 YEARS     10 YEARS
            -------------------------------------------
Class A     $573       $842      $1,132       $1,954
Class B      679        917       1,281        2,173(1)
Class C      279        617       1,081        2,366
Class R      128        463         822        1,831

You would pay the following expenses if you did not redeem your shares:

            1 YEAR    3 YEARS    5 YEARS     10 YEARS
            -------------------------------------------
Class A      $573      $842      $1,132       $1,954
Class B       179       617       1,081        2,173(1)
Class C       179       617       1,081        2,366
Class R       128       463         822        1,831

----------
(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A ANNUAL
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  1.01%         1.31%        1.31%        1.31%        1.31%
Cumulative Return Before Expenses        5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses        (0.95%)        2.71%        6.50%       10.42%       14.50%
End of Year Balance                $ 9,905.05    $10,270.54   $10,649.53   $11,042.49   $11,449.96
Annual Expense Ratio(1)            $   573.12    $   132.15   $   137.03   $   142.08   $   147.33

CLASS A ANNUAL
(INCLUDES MAXIMUM SALES CHARGE)      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  1.31%        1.31%        1.31%        1.31%        1.31%
Cumulative Return Before Expenses       34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses        18.72%       23.11%       27.65%       32.36%       37.24%
End of Year Balance                $11,872.47   $12,310.56   $12,764.82   $13,235.84   $13,724.24
Annual Expense Ratio(1)            $   152.76   $   158.40   $   164.24   $   170.30   $   176.59

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)         YEAR 1          YEAR 2         YEAR 3        YEAR 4         YEAR 5
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    1.01%          1.31%          1.31%          1.31%          1.31%
Cumulative Return Before Expenses          5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses           3.99%          7.83%         11.81%         15.93%         20.21%
End of Year Balance                  $10,399.00     $10,782.72     $11,180.61     $11,593.17     $12,020.96
Annual Expense Ratio(1)              $   103.01     $   138.74     $   143.86     $   149.17     $   154.67

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)         YEAR 6          YEAR 7         YEAR 8        YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    1.31%          1.31%          1.31%          1.31%          1.31%
Cumulative Return Before Expenses         34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses          24.65%         29.24%         34.01%         38.96%         44.09%
End of Year Balance                  $12,464.53     $12,924.47     $13,401.39     $13,895.90     $14,408.66
Annual Expense Ratio(1)              $   160.38     $   166.30     $   172.43     $   178.80     $   185.39

CLASS B(2)                             YEAR 1         YEAR 2         YEAR 3         YEAR 4         YEAR 5
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    1.76%          2.06%          2.06%          2.06%          2.06%
Cumulative Return Before Expenses          5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses           3.24%          6.28%          9.40%         12.62%         15.93%
End of Year Balance                  $10,324.00     $10,627.53     $10,939.97     $11,261.61     $11,592.70
Annual Expense Ratio(1)              $   178.85     $   215.80     $   222.15     $   228.68     $   235.40

CLASS B(2)                             YEAR 6          YEAR 7        YEAR 8         YEAR 9        YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    2.06%          2.06%          2.06%          1.31%          1.31%
Cumulative Return Before Expenses         34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses          19.34%         22.84%         26.46%         31.12%         35.96%
End of Year Balance                  $11,933.53     $12,284.37     $12,645.53     $13,112.15     $13,595.99
Annual Expense Ratio(1)              $   242.32     $   249.44     $   256.78     $   168.71     $   174.94

CLASS C(2)                              YEAR 1        YEAR 2         YEAR 3         YEAR 4         YEAR 5
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    1.76%          2.06%          2.06%          2.06%          2.06%
Cumulative Return Before Expenses          5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses           3.24%          6.28%          9.40%         12.62%         15.93%
End of Year Balance                  $10,324.00     $10,627.53     $10,939.97     $11,261.61     $11,592.70
Estimated Annual Expenses            $   178.85     $   215.80     $   222.15     $   228.68     $   235.40

CLASS C(2)                             YEAR 6         YEAR 7         YEAR 8         YEAR 9        YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    2.06%          2.06%          2.06%          2.06%          2.06%
Cumulative Return Before Expenses         34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses          19.34%         22.84%         26.46%         30.17%         34.00%
End of Year Balance                  $11,933.53     $12,284.37     $12,645.53     $13,017.31     $13,400.02
Estimated Annual Expenses            $   242.32     $   249.44     $   256.78     $   264.33     $   272.10

CLASS R                                YEAR 1         YEAR 2         YEAR 3         YEAR 4          YEAR 5
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    1.26%          1.56%          1.56%          1.56%          1.56%
Cumulative Return Before Expenses          5.00%         10.25%         15.76%         21.55%         27.63%
Cumulative Return After Expenses           3.74%          7.31%         11.00%         14.82%         18.77%
End of Year Balance                  $10,374.00     $10,730.87     $11,100.01     $11,481.85     $11,876.82
Estimated Annual Expenses            $   128.36     $   164.62     $   170.28     $   176.14     $   182.20

CLASS R                                YEAR 6          YEAR 7         YEAR 8         YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    1.56%          1.56%          1.56%          1.56%          1.56%
Cumulative Return Before Expenses         34.01%         40.71%         47.75%         55.13%         62.89%
Cumulative Return After Expenses          22.85%         27.08%         31.45%         35.97%         40.65%
End of Year Balance                  $12,285.39     $12,708.00     $13,145.16     $13,597.35     $14,065.10
Estimated Annual Expenses            $   188.47     $   194.95     $   201.65     $   208.59     $   215.77

----------
(1)     Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 8 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                         Supplement dated June 29, 2007
                    to the Prospectus dated November 17, 2006
              as supplemented December 13, 2006, January 25, 2007,
                      February 28, 2007 and April 13, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE" on pages 17 and 18 of the prospectus:

      "This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from                                                                                         INTERMEDIATE
your investment)                                        GLOBAL REAL ESTATE      HIGH YIELD        INCOME          GOVERNMENT
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                    None                None            None              None
Imposed on Purchases
(as a percentage of offering
price)
Maximum Deterred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                             None                None            None              None
Redemption/Exchange Fee
(as a percentage of amount redeemed/exchanged)                2.00%(1)            2.00%(1)         None              None
----------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from               LIMITED MATURITY
your investment)                           TREASURY           MONEY MARKET    REAL ESTATE      SHORT TERM BOND     TOTAL RETURN BOND
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                  None                 None            None              None                 None
Imposed on Purchases
(as a percentage of offering
price)
Maximum Deterred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,                      None                 None            None              None                 None
whichever is less)
Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                          None                 None            None              None                 None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                                                                                      INTERMEDIATE
from fund assets)                                       GLOBAL REAL ESTATE      HIGH YIELD        INCOME          GOVERNMENT
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                0.75%               0.54%          0.42%              0.42%
Distribution and/or Service
(12b-1) Fees                                                   None                None            None              None
     Interest Expenses                                          N/A                 N/A            N/A               0.14
     Other Expenses                                            0.35                0.12            0.21              0.15
Total Annual Fund
Operating Expenses                                             1.10(5)             0.66            0.63              0.71

ANNUAL FUND OPERATING EXPENSES(2)
----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                           LIMITED        MONEY      REAL ESTATE     SHORT TERM     TOTAL RETURN BOND
from fund assets)                                      MATURITY     MARKET                         BOND
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                         0.20%        0.39%        0.73%(3)        0.40%              0.50%
Distribution and/or Service
(12b-1) Fees                                             None        None          None            None              None
     Interest Expenses                                   N/A          N/A           N/A            N/A                N/A
     Other Expenses                                      0.15        0.19(4)       0.09            0.18              0.22
Total Annual Fund
Operating Expenses                                       0.35        0.58          0.82            0.58(6)           0.72(7)

(1) You may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for Real Estate. Pursuant to the new fee schedule, Real Estate's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(4)   Other Expenses of Money Market are based on estimated average net assets.

(5) The funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of the Institutional Class shares of Global Real Estate to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through at least June 30, 2008. Fee Waiver and Net Annual Fund Operating Expenses are restated for this agreement.

(6) The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in Note 5 above) of the Institutional Class shares of Short Term Bond to 0.60% of average daily net assets. The expense limitation is in effect through at least June 30, 2008.

(7) The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in Note 5 above) of the Institutional Class shares of Total Return Bond to 0.75% of average daily net assets. The expense limitation is in effect through at least June 30, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year; and

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Global Real Estate                         $112     $350      $606      $1,340
High Yield                                   67      211       368         822
Income                                       64      202       351         786
Intermediate Government                      73      227       395         883
Limited Maturity                             36      113       197         443
Money Market                                 59      186       324         726
Real Estate                                  84      262       455       1,014
Short Term Bond                              59      186       324         726
Total Return Bond                            74      230       401         894"
--------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 18 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year; and

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge; and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for a fund's Institutional Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

GLOBAL REAL         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
ESTATE --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                  1.10%       1.10%       1.10%       1.10%       1.10%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.90%       7.95%      12.16%      16.54%      21.08%
End of Year
Balance           $10,390.00  $10,795.21  $11,216.22  $11,653.66  $12,108.15
Estimated
Annual Expenses      $112.15     $116.52     $121.06     $125.78     $130.69
------------------------------------------------------------------------------

GLOBAL REAL         YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
ESTATE --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                  1.10%       1.10%       1.10%       1.10%       1.10%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               25.80%      30.71%      35.81%      41.10%      46.61%
End of Year
Balance           $12,580.37  $13,071.00  $13,580.77  $14,110.42  $14,660.73
Estimated
Annual Expenses      $135.79     $141.08     $146.58     $152.30     $158.24
----------------------------------------------------------------------------

HIGH YIELD  --      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                  0.66%       0.66%       0.66%       0.66%       0.66%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.34%       8.87%      13.59%      18.52%      23.67%
End of Year
Balance           $10,434.00  $10,886.84  $11,359.32  $11,852.32  $12,366.71
Estimated
Annual Expenses       $67.43      $70.36      $73.41      $76.60      $79.92
------------------------------------------------------------------------------

HIGH YIELD  --      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                  0.66%       0.66%       0.66%       0.66%       0.66%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               29.03%      34.63%      40.48%      45.57%      52.94%
End of Year
Balance           $12,903.42  $13,463.43  $14,047.75  $14,657.42  $15,293.55
Estimated
Annual Expenses       $83.39      $87.01      $90.79      $94.73      $98.84
----------------------------------------------------------------------------

INCOME  --          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual
Expense Ratio*          0.63%       0.63%       0.63%       0.63%       0.63%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.37%       8.93%      13.69%      18.66%      23.84%
End of Year
Balance           $10,437.00  $10,893.10  $11,369.13  $11,865.96  $12,384.50
Estimated
Annual Expenses       $64.38      $67.19      $70.13      $73.19      $76.39
------------------------------------------------------------------------------

INCOME  --          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual
Expense Ratio*          0.63%       0.63%       0.63%       0.63%       0.63%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               29.26%      34.91%      40.80%      46.95%      53.38%
End of Year
Balance           $12,925.70  $13,490.55  $14,080.09  $14,695.39  $15,337.58
Estimated
Annual Expenses       $79.73      $83.21      $86.85      $90.64      $94.60
----------------------------------------------------------------------------

INTERMEDIATE        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
GOVERNMENT  --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                  0.71%       0.71%       0.71%       0.71%       0.71%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.29%       8.76%      13.43%      18.30%      23.37%
End of Year
Balance           $10,429.00  $10,876.40  $11,343.00  $11,829.62  $12,337.11
Estimated
Annual Expenses       $72.52      $75.63      $78.88      $82.26      $85.79
------------------------------------------------------------------------------

INTERMEDIATE        YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
GOVERNMENT  --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                  0.71%       0.71%       0.71%       0.71%       0.71%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               28.66%      34.18%      39.94%      45.94%      52.20%
End of Year
Balance           $12,866.37  $13,418.34  $13,993.98  $14,594.32  $15,220.42
Estimated
Annual Expenses       $89.47      $93.31      $97.31     $101.49     $105.84
----------------------------------------------------------------------------

LIMITED             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
MATURITY
TREASURY  --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                  0.35%       0.35%       0.35%       0.35%       0.35%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.65%       9.52%      14.61%      19.94%      25.52%
End of Year
Balance           $10,465.00  $10,951.62  $11,460.87  $11,993.80  $12,551.52
Estimated
Annual Expenses       $35.81      $37.48      $39.22      $41.05      $42.95
------------------------------------------------------------------------------

LIMITED             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
MATURITY
TREASURY  --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                  0.35%       0.35%       0.35%       0.35%       0.35%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               31.35%      37.46%      43.85%      50.54%      57.54%
End of Year
Balance           $13,135.16  $13,745.95  $14,385.13  $15,054.04  $15,754.05
Estimated
Annual Expenses       $44.95      $47.04      $49.23      $51.52      $53.91
----------------------------------------------------------------------------

MONEY MARKET        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
--
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                  0.58%       0.58%       0.58%       0.58%       0.58%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.42%       9.04%      13.85%      18.89%      24.14%
End of Year
Balance           $10,442.00  $10,903.54  $11,385.47  $11,888.71  $12,414.19
Estimated
Annual Expenses       $59.28      $61.90      $64.64      $67.50      $70.48
------------------------------------------------------------------------------

MONEY MARKET        YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
--
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                  0.58%       0.58%       0.58%       0.58%       0.58%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               29.63%      35.36%      41.34%      47.59%      54.11%
End of Year
Balance           $12,962.90  $13,535.86  $14,134.14  $14,758.87  $15,411.22
Estimated
Annual Expenses       $73.59      $76.85      $80.24      $83.79      $87.49
----------------------------------------------------------------------------

REAL ESTATE  --     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                  0.82%       0.82%       0.82%       0.82%       0.82%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.18%       8.53%      13.07%      17.80%      22.72%
End of Year
Balance           $10,418.00  $10,853.47  $11,307.15  $11,779.79  $12,272.18
Estimated
Annual Expenses       $83.71      $87.21      $90.86      $94.66      $98.61
------------------------------------------------------------------------------

REAL ESTATE  --     YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                  0.82%       0.82%       0.82%       0.82%       0.82%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               27.85%      33.20%      38.76%      44.56%      50.61%
End of Year
Balance           $12,785.16  $13,319.58  $13,876.34  $14,456.37  $15,060.64
Estimated
Annual Expenses      $102.74     $107.03     $111.50     $116.16     $121.02
----------------------------------------------------------------------------

SHORT TERM          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
BOND  --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                  0.58%       0.58%       0.58%       0.58%       0.58%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.42%       9.04%      13.85%      18.89%      24.14%
End of Year
Balance           $10,442.00  $10,903.54  $11,385.47  $11,888.71  $12,414.19
Estimated
Annual Expenses       $59.28      $61.90      $64.64      $67.50      $70.48
------------------------------------------------------------------------------

SHORT TERM          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
BOND  --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                  0.58%       0.58%        0.58%      0.58%       0.58%
Cumulative
Return Before
Expenses               34.01%      40.71%       47.75%     55.13%      62.89%
Cumulative
Return After
Expenses               29.63%      35.36%       41.34%     47.59%      54.11%
End of Year
Balance           $12,962.90  $13,535.86 $$14,134.14  $14,758.87  $15,411.22
Estimated
Annual Expenses       $73.59      $76.85       $80.24     $83.79      $87.49
----------------------------------------------------------------------------

TOTAL RETURN        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
BOND  --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense
Ratio*                  0.72%       0.72%       0.72%       0.72%       0.72%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                4.28%       8.74%      13.40%      18.25%      23.31%
End of Year
Balance           $10,428.00  $10,874.32  $11,339.74  $11,825.08  $12,331.19
Estimated
Annual Expenses       $73.54      $76.69      $79.97      $83.39      $86.96
------------------------------------------------------------------------------

TOTAL RETURN        YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
BOND  --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense
Ratio*                  0.72%       0.72%       0.72%       0.72%       0.72%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               28.59%      34.09%      39.83%      45.82%      52.06%
End of Year
Balance           $12,858.97  $13,409.33  $13,983.25  $14,581.74  $15,205.83
Estimated
Annual Expenses       $90.68      $94.57      $98.61     $102.83     $107.24
----------------------------------------------------------------------------

* Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 35 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                          AIM GLOBAL REAL ESTATE FUND
                              AIM HIGH YIELD FUND
                                AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                             AIM MONEY MARKET FUND
                            AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                         Supplement dated June 29, 2007
      to the Statement of Additional Information dated November 17, 2006, as supplemented December 13, 2006, January 25, 2007, February 28, 2007,
                       March 23, 2007 and April 13, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

Effective July 1, 2007, the following information replaces the information relating to AIM Real Estate Fund found in the table following the sixth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 46 of the Statement of Additional Information.

                                                                                   MAXIMUM ADVISORY FEE
                      ANNUAL RATE/NET ASSETS PER  MAXIMUM ADVISORY FEE RATE AFTER    RATES COMMITTED
     "FUND NAME           ADVISORY AGREEMENTS              JANUARY 1, 2005             UNTIL DATE
     ----------           -------------------              ---------------             ----------
AIM Real Estate Fund  0.75% of first $250 M       N/A                              N/A"
                      0.74% of next $250 M
                      0.73% of next $500 M
                      0.72% of next $1.5 B
                      0.71% of next $2.5 B
                      0.70% of next $2.5 B
                      0.69% of next $2.5 B
                      0.68% of amount over $10B

The following information replaces in its entirety the eighth and ninth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 46 and 47 of the Statement of Additional Information.

      "AIM has contractually agreed through at least June 30, 2008, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies.

      AIM also has contractually agreed through June 30, 2008, to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (iv) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares as follows:

                   FUND                         EXPENSE LIMITATION
                   ----                         ------------------
AIM Global Real Estate Fund

          Class A Shares                               1.40%
          Class B Shares                               2.15%
          Class C Shares                               2.15%
          Class R Shares                               1.65%
           Institutional Class Shares                  1.15%

AIM Short Term Bond Fund

          Class A Shares                               0.85%
          Class C Shares                               1.10%
          Class R Shares                               1.10%
           Institutional Class Shares                  0.60%

AIM Total Return Bond Fund

          Class A Shares                               1.00%
          Class B Shares                               1.75%
          Class C Shares                               1.75%
          Class R Shares                               1.25%
           Institutional Class Shares                 0.75%"

The following information replaces in its entirety the last bullet point under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- LETTERS OF INTENT -- CALCULATING THE INITIAL SALES CHARGE" on page 60 of the Statement of Additional Information.

      - "Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI."

The following information replaces in its entirety the first and second bullet points under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- LETTERS OF INTENT -- CALCULATING THE NUMBER OF SHARES TO BE PURCHASED" on page 60 of the Statement of Additional Information.

      - "Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effect date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI."


                                       2